Disclosure about Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Disclosure about Fair Value of Financial Instruments (Tables) [Abstract]
Carrying amounts and estimated fair values of financial instruments

The carrying amounts and estimated fair values of our financial instruments are as follows (in thousands):

	December 31, 2011		December 31, 2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial Assets:
Mortgage loans receivable	$63,934	$64,194	$109,283	$111,255
Other real estate loans receivable	228,573	231,308	327,297	333,003
Available-for-sale equity investments	980	980	1,103	1,103
Cash and cash equivalents	163,482	163,482	131,570	131,570

Financial Liabilities:
Borrowings under unsecured lines of credit arrangements	$610,000	$610,000	$300,000	$300,000
Senior unsecured notes	4,434,107	4,709,736	3,034,949	3,267,638
Secured debt	2,112,649	2,297,278	1,125,906	1,178,081
Interest rate swap agreements	2,854	2,854	482	482

The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
	Fair Value Measurements as of December 31, 2011
	Total	Level 1	Level 2	Level 3
Available-for-sale equity investments(1)	$980	$980	$0	$0
Assets held for sale(2)	36,115	0	36,115	0
Interest rate swap agreements(3)	(2,854)	0	(2,854)	0
Totals	$34,241	$980	$33,261	$0

(1) Unrealized gains or losses on equity investments are recorded in accumulated other comprehensive income (loss) at each measurement date.
(2) Please see Note 5 for additional information.
(3) Please see Note 11 for additional information.